The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Variable Portfolio – Marsico 21st Century Fund (now known as Columbia Variable Portfolio – Large Cap Growth Fund II), Columbia Variable Portfolio – Marsico Focused Equities Fund (now known as Columbia Variable Portfolio – Large Cap Growth Fund III) and Columbia Variable Portfolio – Marsico Growth Fund (now known as Variable Portfolio – Loomis Sayles Growth Fund II) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2015 (Accession No. 0001193125-15-383084), which is incorporated herein by reference.